Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Vessels

December 31, 2012	Cost	Accumulated depreciation	Net book value

Vessels	$5,339,550	$553,582	$4,785,968
Vessels under construction	77,305	—	77,305

Vessels	$5,416,855	$553,582	$4,863,273

December 31, 2011	Cost	Accumulated depreciation	Net book value

Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

Vessels	$5,092,243	$394,994	$4,697,249